LOANS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS
Short-term bank loans	¥ 909,500	¥ 1,348,166
Weighted average interest rate	4.16%	4.59%